Securities - Summary of Allowance for Losses measured at FVOCI (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of financial assets [line items]
Balance at beginning of period	$ 3,338
Balance at end of period	3,046	$ 3,338	$ 3,609	$ 3,046	$ 3,609
Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of period	18	20	32	22	23
Provision for (reversal of) credit losses	2	(1)	1	(1)	9
Foreign exchange and other	1	(1)	(9)		(8)
Balance at end of period	21	18	24	21	24
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	14	17	19	18	14
Provision for (reversal of) credit losses	2	(2)	1	(1)	5
Foreign exchange and other	1	(1)	(1)
Balance at end of period	17	14	19	17	19
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	4	3	6	4	3
Provision for (reversal of) credit losses		1	(1)		3
Foreign exchange and other					(1)
Balance at end of period	4	4	5	4	5
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	906
Balance at end of period	$ 810	$ 906	910	$ 810	910
Stage 3 [member] | Debt securities measured at FVOCI [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period			7		6
Provision for (reversal of) credit losses			1		1
Foreign exchange and other			$ (8)		$ (7)